INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Schedule of Finite-Lived Intangible Assets [Table Text Block]

(in thousands of $)	2014	2013
Cost	19,096	—
Accumulated amortization	(3,064)	—
Net book value	16,032	—

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
The estimated future amortization for the intangible assets as of December 31, 2014 is as follows:

Year Ending December 31, (in thousands of $)
2015	3,820
2016	3,820
2017	3,820
2018	3,820
2019	752
Total	16,032